Gains (losses) from operating activities in the statement of income, included according to their nature (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Total	$ (5,313)	$ (383)	$ 6,404
Other income expenses [Member]
Statement [Line Items]
Adjustment relating to previous year application of equity method to investments	(49)	(985)	(664)
Losses in the sale of investments in associates	(11,830)	0	(759)
Impairment of interests in associates	7,235	631	(8,802)
Losses in the sale of investments in joint Ventures	(481)	0	14,507
Others	(188)	(29)	2,122
Total	$ (5,313)	$ (383)	$ 6,404